CMA


CMA TAX-EXEMPT FUND

Semi-Annual Report




September 30, 1999

MERRILL LYNCH BULL LOGO



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.


CMA Tax-Exempt Fund
Box 9011
Princeton, NJ 08543-9011


Printed on post-consumer recycled paper


TO OUR SHAREHOLDERS:

For the six-month period ended September 30, 1999, CMA Tax-Exempt
Fund paid shareholders a net annualized yield of 2.71%*. As of September 30, 1999, the Fund's 7-day yield was 3.22%.

Investment Environment
The six-month period ended September 30, 1999 was characterized by dramatically higher interest rates across the entire yield curve. The continued strength of the US economy coupled with rising commodity prices caused investors to push interest rates higher in anticipation of a tighter Federal Reserve Board monetary policy. Although inflation remained benign, Federal Reserve Board officials have often expressed concerns that a strong economy and a tight labor market could be maintained without igniting inflation. In an effort to be preemptive with regard to inflation, the Federal Reserve Board raised the Federal Funds rate 50 basis points (0.50%) over the course of the six-month period. As a result, yields on one-year US Treasury bills rose by approximately 60 basis points to close the six-month period at approximately 5.21%.

Yields on short-term municipal bonds also rose during the period, affected by both the rise of yields in the US Treasury market as well as supply and demand imbalances in the tax-exempt market. These imbalances created volatility in short-term tax-exempt bonds, especially on yields of variable demand securities. For the first week of April, the market was characterized by low supply and strong demand, which kept interest rates artificially low. However, as money market investors began to pay their tax bills in mid-April, money market funds saw larger redemptions than usual, thus forcing interest rates higher. Additionally, this period is traditionally one of the heaviest in terms of new-issue supply as states, cities and local governments undertake their yearly financing to match expenditures with revenues. Municipal notes are issued at this time in anticipation of paying off these obligations from the revenues received later in the fiscal year. New-issue supply for the period was $26.7 billion, a 64% increase from the $16.3 billion issued in the six-month period ended March 31, 1999. These longer-term notes with maturities of nine months--one year started the period trading in the 3.05% range. However, as supply became heavy in June and July and as the backup in US Treasury yields continued, higher yields were needed to attract investors.

[FN]
*Based on a constant investment throughout the period, with dividends compounded daily, and reflecting a net return to the investor after all expenses.


Investment Strategy
During the six-month period ended September 30, 1999, assets of CMA Tax-Exempt Fund fell from their all-time highest level reached during the last fiscal year. Assets closed the period at $9.2 billion, still making CMA Tax-Exempt Fund the largest tax-exempt money fund in the industry. We held the Fund's average portfolio maturity in the 35-day range for the first three months of the period. We maintained this relatively conservative investment stance as the yield curve for short-term tax-exempt issues continued to remain flat to inverted, especially in late April and May when tax-related redemptions forced variable rate demand notes higher. In a flat or inverted yield curve environment, there is little or no yield advantage for purchasing longer-dated securities.

As new-issue supply came to market and yields began to rise both on fixed-rate notes and tax-exempt commercial paper, we began to gradually increase the Fund's average portfolio maturity. By the end of the six-month period, mostly with the purchase of Texas tax revenue anticipation notes, the average maturity stood at 59 days. This strategy was both timely and beneficial, since we were able to lock in higher yields at opportune times, thus enabling the Fund to outperform its peer group for the period, as measured by Lipper Analytical Services.

We expect to maintain this longer range in the coming months, which traditionally witness very low new-issue volume. We plan to continue to utilize tax-exempt commercial paper as a vehicle for managing the portfolio's average life as well as for diversification purposes. Additionally, we must assess our liquidity needs for year-end as we enter November and December.

In Conclusion
We thank you for your continued support of CMA Tax-Exempt Fund, and we look forward to serving your investment needs in the months and years ahead.

Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President



(Vincent R. Giordano)
Vincent R. Giordano
Senior Vice President



(Peter J. Hayes)
Peter J. Hayes
Vice President and Portfolio Manager



November 11, 1999





Portfolio Abbreviations for CMA Tax-Exempt Fund

ACES SM        Adjustable Convertible Extendible Securities
AMT            Alternative Minimum Tax (subject to)
BAN            Bond Anticipation Notes
COP            Certificates of Participation
CP             Commercial Paper
DATES          Daily Adjustable Tax-Exempt Securities
EDA            Economic Development Authority
FLOATS         Floating Rate Securities
GO             General Obligation Bonds
HFA            Housing Finance Agency
IDA            Industrial Development Authority
IDB            Industrial Development Board
IDR            Industrial Development Revenue Bonds
M/F            Multi-Family
MSTR           Municipal Securities Trust Receipts
PCR            Pollution Control Revenue Bonds
RAN            Revenue Anticipation Notes
S/F            Single-Family
TAN            Tax Anticipation Notes
TRAN           Tax Revenue Anticipation Notes
UPDATES        Unit Price Demand Adjustable Tax-Exempt Securities
VRDN           Variable Rate Demand Notes


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999                                                          (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Alabama--           $ 9,435   Alabama Special Care Facilities Financing Authority, Montgomery Health
2.5%                          Care Facilities Revenue Bonds (Saint Margaret's Hospital), VRDN,
                              3.85% due 11/01/2013 (i)                                                        $    9,435
                     67,500   Birmingham, Alabama, Medical Clinic Board, Revenue Refunding Bonds
                              (U.A.H.S.F.), VRDN, 3.65% due 12/01/2026 (i)                                        67,500
                              Columbia, Alabama, IDB, PCR, Refunding (Alabama Power Company
                              Project), VRDN (i):
                     13,650     Series A, 3.95% due 5/01/2022                                                     13,650
                     10,300     Series C, 4% due 10/01/2022                                                       10,300
                      7,900     Series E, 3.95% due 10/01/2022                                                     7,900
                     14,700   Mobile, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, 4% due 6/01/2015 (i)                                                          14,700
                     25,050   Parrish, Alabama, IDB, PCR, Refunding (Alabama Power Company Project),
                              VRDN, 3.95% due 6/01/2015 (i)                                                       25,050
                     24,000   Stevenson, Alabama, IDB, Environmental Improvement Revenue Bonds
                              (Mead Corporation Project), VRDN, AMT, 4.10% due 1/01/2031 (i)                      24,000
                     57,100   West Jefferson, Alabama, IDB, PCR, Refunding (Alabama Power Company
                              Project), VRDN, 4% due 6/01/2028 (i)                                                57,100

Alaska--0.2%         17,000   Anchorage, Alaska, GO, TAN, 3.75% due 1/04/2000                                     17,035

Arizona--2.1%        26,300   Apache County, Arizona, IDA, IDR (Tucson Electric), VRDN, Series 83B,
                              3.85% due 12/15/2018 (i)                                                            26,300
                     10,200   Arizona Educational Loan Marketing Corporation, Educational Loan Revenue
                              Bonds, VRDN, AMT, Series A, 3.85% due 3/01/2015 (g)(i)                              10,200
                     36,000   Arizona School District, TAN, Financing Program, COP, Series A, 4.05%
                              due 7/31/2000                                                                       36,136
                     16,900   Maricopa County, Arizona, IDA, Hospital Facility Revenue Refunding Bonds
                              (Samaritan Health Service Hospital), VRDN, Series B2, 3.95% due
                              12/01/2008 (g)(i)                                                                   16,900
                              Maricopa County, Arizona, Pollution Control Corporation, PCR, Refunding,
                              VRDN (i):
                     10,780     (Arizona Public Service Company), Series F, 3.95% due 5/01/2029                   10,780
                     11,100     (El Paso Electric Company Project), Series A, 3.57% due 7/01/2014                 11,100
                     25,000     (El Paso Electric Company Project), Series A, 3.75% due 8/01/2015                 25,000
                              Salt River Project, Arizona, Agriculture Improvement and Power District,
                              Electric System Revenue Bonds, CP:
                     21,581     3.65% due 2/15/2000                                                               21,581
                     10,985     3.60% due 3/08/2000                                                               10,985
                      7,600   Tempe, Arizona, Excise Tax Revenue Bonds, VRDN, 3.95% due 7/01/2023 (i)              7,600
                     15,000   University of Arizona, COP (Student Union Bookstore), CP, Series B, 3.55%
                              due 3/08/2000 (a)                                                                   15,000



CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Arkansas--          $ 7,645   Arkansas State Development Finance Authority, S/F Mortgage Revenue
0.5%                          Bonds (Mortgage Backed Securities Program), AMT, Series C, 3% due
                              3/01/2000 (d)                                                                   $    7,645
                     42,300   North Little Rock, Arkansas, Health Facilities Board, Health Care
                              Revenue Bonds (Baptist Health), VRDN, Series B, 3.80% due
                              12/01/2021 (g)(i)                                                                   42,300

California--         42,850   California Higher Education Loan Authority Inc., Student Loan Revenue
0.9%                          Refunding Bonds, Senior Lien, VRDN, Series A-1, 3.50% due 7/01/2000 (i)             42,850
                     40,000   Los Angeles County, California, Metropolitan Transportation Authority,
                              Revenue Refunding Bonds, MSTR, VRDN, Series SGB 1, 3.63% due
                              7/01/2025 (e)(i)                                                                    40,000

Colorado--           29,000   Colorado Health Facilities Authority, Revenue Refunding Bonds (Catholic
1.0%                          Health), VRDN, Series B, 3.85% due 12/01/2025 (i)                                   29,000
                     10,500   Denver, Colorado, City and County Airport Revenue Bonds, VRDN, AMT,
                              Series F, 3.85% due 11/15/2025 (i)                                                  10,500
                     14,955   Moffat County, Colorado, PCR, Refunding (Pacificorp Projects), VRDN, 4%
                              due 5/01/2013 (a)(i)                                                                14,955
                     14,755   Palomino Park, Colorado, Public Improvements Corporation, Assessment
                              Lien Revenue Bonds, VRDN, 3.85% due 12/01/2035 (i)                                  14,755
                              Pitkin County, Colorado, IDR, Refunding (Aspen Skiing Company Project),
                              VRDN (i):
                      6,500     AMT, Series B, 4.05% due 4/01/2014                                                 6,500
                      5,010     Series A, 3.95% due 4/01/2016                                                      5,010
                      8,000   Westminster, Colorado, IDR, Refunding (Ball Corporation Project), VRDN,
                              3.80% due 6/01/2005 (i)                                                              8,000

Connecticut--        14,600   Bridgeport, Connecticut, GO, BAN, 3.95% due 1/18/2000                               14,600
1.5%                 28,000   Bridgeport, Connecticut, GO, Refunding, BAN, 3.50% due 1/18/2000                    28,020
                     20,000   Connecticut State Special Assignment, Unemployment Compensation Revenue
                              Bonds (Connecticut Unemployment), Series C, 3.38% due 7/01/2000 (c)                 20,000
                     15,000   Connecticut State Special Tax Obligation Revenue Bonds (Transportation
                              Infrastructure), VRDN, Second Lien, Series 1, 3.75% due 12/01/2010 (i)              15,000
                              Eagle Tax-Exempt Trust, Connecticut, VRDN, Class 0701 (i):
                     13,200     Series 94, 3.47% due 8/15/2012                                                    13,200
                     24,750     Series 96, 3.84% due 11/15/2004                                                   24,750
                     20,000   New Haven, Connecticut, GO, BAN, 4% due 7/12/2000                                   20,067

Delaware--                    ABN-Amro Munitops Certificates Trust:
1.2%                 15,750     AMT, CP, Series 1998-15, 3.35% due 2/16/2000                                      15,750
                     18,000     CP, Series 1998-27, 3.40% due 11/17/1999                                          18,000
                     20,000     VRDN, Series 1998-16, 3.93% due 10/04/2006 (i)                                    20,000
                     13,500     VRDN, Series 1998-22, 3.93% due 1/03/2007 (i)                                     13,500
                     34,000   Delaware State, EDA, IDR (Star Enterprise Project), VRDN, AMT, Series B,
                              3.85% due 8/01/2029 (i)                                                             34,000
                      6,930   Delaware State, EDA Revenue Bonds, FLOATS, Series PMD-1, 4.02% due
                              3/01/2020 (i)                                                                        6,930

District of          17,350   District of Columbia, GO, Refunding, MSTR, VRDN, Series SGA-62, 4.05%
Columbia--                    due 6/01/2017 (a)(i)                                                                17,350
0.7%                 16,800   District of Columbia, Hospital Revenue Bonds (Providence Hospital),
                              FLOATS, Series A, 3.85% due 12/01/2019 (i)                                          16,800
                     26,700   Eagle Tax-Exempt Trust, Washington D.C., GO, VRDN, Series 94-A, 3.84% due
                              6/01/2005 (i)                                                                       26,700

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Florida--           $13,885   Broward County, Florida, Professional Sports Facilities, Tax Revenue
2.7%                          Bonds, MSTR, VRDN, Series SGA-38, 3.82% due 9/01/2021 (g)(i)                    $   13,885
                              Capital Projects Finance Authority, Florida, Revenue Bonds,
                              Series A (e):
                     24,880     (Capital Projects Loan Program), 3.80% due 8/01/2017                              24,880
                     12,000     (Florida Hospital Association-Capital Projects Loan), VRDN, 3.75% due
                                6/01/2028 (i)                                                                     12,000
                     14,240   Dade County, Florida, Water and Sewer System Revenue Bonds, VRDN, 3.65%
                              due 10/05/2022 (c)(i)                                                               14,240
                     24,750   Eagle Tax-Exempt Trust, Florida Turnpike, VRDN, Series 96C, Class 0903,
                              3.15% due 7/01/2025 (i)                                                             24,750
                     20,000   Escambia County, Florida, PCR, Refunding (Gulf Power Company Project),
                              VRDN, 3.95% due 7/01/2022 (i)                                                       20,000
                     24,195   Florida State Municipal Power Agency, Revenue Refunding Bonds (Stanton
                              Project), VRDN, 3.70% due 10/01/2019 (g)(i)                                         24,195
                     16,500   Gainesville, Florida, Utilities System Revenue Bonds, CP, Series C,
                              3.55% due 10/27/1999                                                                16,500
                     12,500   Hillsborough County, Florida, IDA, PCR, Refunding (Tampa Electric Company-
                              Gannon), VRDN, 3.95% due 5/15/2018 (i)                                              12,500
                     10,000   Hillsborough County, Florida, IDA, PCR (Tampa Electric Company Project),
                              VRDN, 3.95% due 9/01/2025 (i)                                                       10,000
                     34,455   Jacksonville, Florida, Health Facilities Authority, Hospital Revenue
                              Refunding Bonds (Charity Obligation Group), VRDN, Series C, 3.70% due
                              8/15/2019 (i)                                                                       34,455
                     10,000   Jacksonville, Florida, PCR, Refunding (Florida Power & Light Co. Project),
                              VRDN, 3.95% due 5/01/2029 (i)                                                       10,000
                      4,830   Jacksonville, Florida, Revenue Bonds (YMCA Florida First Coast Project),
                              VRDN, 3.80% due 3/01/2018 (i)                                                        4,830
                     11,000   Pinellas County, Florida, HFA, S/F Housing Revenue Bonds, Multi-County,
                              AMT, Series A-4, 3.05% due 10/01/1999 (d)                                           11,000
                      7,400   Saint Lucie County, Florida, PCR, Refunding (Florida Power & Light Co.
                              Project), VRDN, 3.95% due 3/01/2027 (i)                                              7,400
                      6,360   Volusia County, Florida, Health Facilities Authority Revenue Bonds
                              (Pooled Hospital Loan Program), ACES, 3.75% due 11/01/2015 (c)(i)                    6,360

Georgia--            24,945   Bartow County, Georgia, Development Authority, PCR (Georgia Power
2.3%                          Company-Bowen Project), CP, First Series, 3.70% due 2/08/2000                       24,945
                     22,000   Burke County, Georgia, Development Authority, PCR (Georgia Power Company
                              Plant-Vogtle Project), VRDN, Third Series, 3.90% due 7/01/2024 (i)                  22,000
                     24,450   Burke County, Georgia, Development Authority, PCR, Refunding (Oglethorpe
                              Power Corporation), VRDN, Series A, 3.80% due 1/01/2016 (c)(i)                      24,450
                      8,000   Cobb County, Georgia, GO, TAN, 3.25% due 12/31/1999                                  8,002
                     12,475   Coweta County, Georgia, Development Authority, PCR (Georgia Power Company
                              Plant-Yates Project), CP, 3.70% due 2/15/2000                                       12,475
                     29,083   Georgia Municipal Association, Pooled Bonds, COP, VRDN, 3.80% due
                              12/15/2020 (g)(i)                                                                   29,083
                     24,300   Heard County, Georgia, Development Authority, PCR (Georgia Power Company
                              Plant-Wansley), CP, 3.70% due 2/09/2000                                             24,300
                     17,500   Monroe County, Georgia, Development Authority, PCR (Georgia Power Company
                              Plant-Scherer), CP, 3.70% due 2/10/2000                                             17,500
                      5,400   Municipal Electric Authority, Georgia, Revenue Refunding Bonds (Project
                              One), VRDN, Series B, 3.85% due 1/01/2016 (i)                                        5,400
                              Putnam County, Georgia, Development Authority, PCR (Georgia Power Company
                              Plant Project), CP:
                     13,725     3.70% due 2/14/2000                                                               13,725
                     26,400     First Series, 3.70% due 2/11/2000                                                 26,400

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Idaho--0.2%        $ 22,600   Idaho Health Facilities Authority Revenue Bonds, Pooled Financing
                              Program, ACES, 3.80% due 10/01/2010 (i)                                         $   22,600

Illinois--           16,650   Chicago, Illinois, GO, VRDN, Series B, 3.80% due 1/01/2012 (i)                      16,650
9.2%                  7,000   Chicago, Illinois, IDR (Enterprise Center VIII Project), VRDN, AMT,
                              3.84% due 6/01/2022 (i)                                                              7,000
                     26,000   Chicago, Illinois, Midway Airport Revenue Bonds, Second Lien, VRDN, AMT,
                              Series A, 4.15% due 1/01/2029 (g)(i)                                                26,000
                              Chicago, Illinois, O'Hare International Airport Revenue Bonds (American
                              Airlines), DATES (i):
                     20,200     Series A, 4% due 12/01/2017                                                       20,200
                     32,700     Series B, 4% due 12/01/2017                                                       32,700
                     23,500     Series C, 4% due 12/01/2017                                                       23,500
                     18,200     Series D, 4% due 12/01/2017                                                       18,200
                      6,230   Chicago, Illinois, O'Hare International Airport Revenue Bonds (General
                              Airport Second Lien), VRDN, Series B, 3.77% due 1/01/2015 (i)                        6,230
                     14,800   Chicago, Illinois, O'Hare International Airport, Special Facilities
                              Revenue Bonds (Compagnie Nationale-Air France), VRDN, AMT, 3.85% due
                              5/01/2018 (i)                                                                       14,800
                    125,000   Chicago, Illinois, Tender Notes, GO, CP, 2.95% due 1/27/2000                       125,000
                              Eagle Tax-Exempt Trust, Chicago, Illinois, VRDN (i):
                     19,800     (Emergency Phone), Series 96C, Class 1302, 3.50% due 1/01/2012                    19,800
                     14,380     GO, Series 95, Class 1301, 3.84% due 1/01/2024                                    14,380
                      9,900     (Sales Tax), 3.84% due 1/01/2017                                                   9,900
                     14,355   Eagle Tax-Exempt Trust, Illinois, Metropolitan Expo Center, VRDN,
                              Series 98, Class 1306, 3.50% due 6/15/2029 (i)                                      14,355
                      9,900   Eagle Tax-Exempt Trust, Illinois State, GO, VRDN, Series 96C, Class 1302,
                              3.15% due 7/01/2020 (i)                                                              9,900
                     12,200   Illinois Development Finance Authority, PCR, Refunding (Commonwealth
                              Edison Company Project), VRDN, Series B, 3.75% due 10/15/2014 (i)                   12,200
                              Illinois Development Finance Authority, Revenue Refunding Bonds, VRDN (i):
                      6,000     (Olin Corporation Project), Series A, 4% due 6/01/2004                             6,000
                     32,000     (Provena Health), Series B, 3.95% due 5/01/2028 (g)                               32,000
                              Illinois Educational Facilities Authority Revenue Bonds, VRDN (i):
                     20,000     (The Adler Planetarium), 3.80% due 4/01/2031                                      20,000
                      5,000     (Chicago Historical Society), 3.80% due 12/01/2025                                 5,000
                              Illinois Educational Facilities Authority, Revenue Refunding Bonds,
                              VRDN (i):
                     16,300     (Art Institute of Chicago), 3.85% due 3/01/2027                                   16,300
                     17,800     (Northwestern University), 3.85% due 12/01/2025                                   17,800
                              Illinois Health Facilities Authority Revenue Bonds (Evanston Hospital
                              Corporation Project), CP:
                     22,000     3.10% due 11/01/1999                                                              22,000
                     10,000     Series B, 2.95% due 11/30/1999                                                    10,000
                     10,000     Series C, 2.95% due 11/30/1999                                                    10,000
                     10,000     Series D, 2.95% due 11/30/1999                                                    10,000
                              Illinois Health Facilities Authority Revenue Bonds, VRDN (i):
                     40,100     (Northwest Community Hospital), 3.80% due 7/01/2025                               40,100
                      7,000     (Revolving Fund Pooled), Series F, 3.75% due 8/01/2015                             7,000
                              Illinois Health Facilities Authority, Revenue Refunding Bonds, VRDN (i):
                     59,485     (Advocate Health Care), Series B, 3.75% due 8/15/2022                             59,485
                     19,400     (The Carle Foundation), Series B, 3.75% due 7/01/2028 (a)                         19,400
                     19,555     (Little Company of Mary Hospital), Series A, 3.85% due 8/15/2021 (g)              19,555
                     29,600     (Resurrection Health), Series A, 4% due 5/01/2029 (e)                             29,600
                     41,805     (University of Chicago Hospitals), 4% due 8/01/2026 (g)                           41,805

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Illinois            $18,815   Illinois State, FLOATS, Series SG-60, 3.86% due 8/01/2019 (i)                   $   18,815
(concluded)           6,000   Illinois State, GO, 3.50% due 3/01/2000                                              6,009
                     27,000   Illinois State Toll Highway Authority, Toll Highway Revenue Refunding
                              Bonds, VRDN, Series B, 3.90% due 1/01/2016 (i)                                      27,000
                      4,900   Illinois Student Assistance Commission, Student Loan Revenue Bonds,
                              VRDN, AMT, Series A, 3.85% due 3/01/2006 (i)                                         4,900
                     21,350   Regional Transportation Authority, Illinois, FLOATS, Series SG-82, 3.86%
                              due 6/01/2025 (i)                                                                   21,350
                              Southwestern Illinois Development Authority, Solid Waste Disposal
                              Revenue Bonds (Shell Oil Company-Wood River Project), VRDN, AMT (i):
                     11,100     4% due 8/01/2021                                                                  11,100
                     10,600     4% due 4/01/2022                                                                  10,600
                      7,000   Will County, Illinois, Exempt Facilities Revenue Bonds (Amoco Chemical
                              Company Project), VRDN, AMT, 4% due 3/01/2028 (i)                                    7,000

Indiana--             3,050   Elkhart County, Indiana, Mortgage Revenue Bonds (Hubbard Hill     Estates),
3.2%                          VRDN, Series A, 4% due 7/01/2027 (i)                                                 3,050
                              Fort Wayne, Indiana, Hospital Authority, Hospital Revenue Bonds (Parkview
                              Memorial Hospital), VRDN (i):
                      1,645     Series B, 3.80% due 1/01/2016                                                      1,645
                      2,700     Series B, 3.85% due 1/01/2020                                                      2,700
                      3,505     Series C, 3.80% due 1/01/2016                                                      3,505
                      5,670     Series D, 3.80% due 1/01/2016                                                      5,670
                      5,800   Hammond, Indiana, PCR, Refunding (Amoco Oil Company Project), VRDN, 3.90%
                              due 2/01/2022 (i)                                                                    5,800
                     71,000   Indiana Bond Bank Revenue Notes (Advance Funding Program Note), Series A-2,
                              3.50% due 1/19/2000                                                                 71,100
                              Indiana Health Facilities Financing Authority, Hospital Revenue Bonds,
                              VRDN (i):
                      8,050     (Capital Access Designated Pool), 3.75% due 1/01/2012                              8,050
                     15,000     (Community Hospitals Project), Series A, 3.86% due 7/01/2027                      15,000
                              Indiana Health Facilities Financing Authority, Hospital Revenue Refunding
                              Bonds, VRDN (i):
                     14,730     (Charity Obligation Group), Series E, 3.70% due 11/01/2026                        14,730
                     20,700     (Clarian Health Partners), Series B, 3.70% due 2/15/2026                          20,700
                     18,200     (Clarian Health Partners), Series C, 3.70% due 2/15/2026                          18,200
                     22,500   Indiana Secondary Market Educational Loans Inc., Educational Loan Revenue
                              Bonds, VRDN, AMT, Series B, 3.90% due 12/01/2014 (a)(i)                             22,500
                     16,300   Indiana State Development Finance Authority, Environmental Revenue Refunding
                              Bonds (USX Corporation Project), CP, 3.45% due 3/02/2000                            16,300
                              Jasper County, Indiana, PCR, Refunding (Northern Indiana Public Service),
                              VRDN (i):
                      9,800     Series A, 4% due 8/01/2010                                                         9,800
                      9,500     Series B, 4% due 6/01/2013                                                         9,500
                     16,000     Series C, 4% due 4/01/2019                                                        16,000
                      9,400   Princeton, Indiana, PCR, Refunding (PSI Energy Incorporated Project),
                              VRDN, 3.95% due 4/01/2022 (i)                                                        9,400
                      9,000   Purdue University, Indiana, University Revenue Bonds (Student Fee), VRDN,
                              Series O, 3.65% due 7/01/2019 (i)                                                    9,000
                              Rockport, Indiana, PCR, Refunding (AEP Generating Company Project),
                              VRDN (a)(i):
                     14,200     Series A, 3.95% due 7/01/2025                                                     14,200
                      7,900     Series B, 4% due 7/01/2025                                                         7,900
                      7,600   Whiting, Indiana, Industrial Sewer and Solid Waste Disposal, Revenue
                              Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 4% due
                              1/01/2026 (i)                                                                        7,600

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Iowa--1.6%                    Iowa Finance Authority, Solid Waste Disposal Revenue Bonds (Cedar River
                              Paper Company Project), VRDN, AMT (i):
                    $ 4,730     4.10% due 3/01/2033                                                           $    4,730
                     66,400     Series A, 4.10% due 7/01/2023                                                     66,400
                     42,000     Series A, 4.10% due 6/01/2024                                                     42,000
                     14,500   Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, VRDN,
                              AMT, Series B, 3.75% due 12/01/2013 (a)(i)                                          14,500
                     18,300   Polk County, Iowa, Revenue Refunding Bonds (Catholic Health), VRDN,
                              Series B, 3.85% due 12/01/2015 (i)                                                  18,300

Kansas--              9,100   Butler County, Kansas, Solid Waste Disposal Facilities Revenue Bonds
0.3%                          (Texaco Refining and Marketing), VRDN, AMT, Series A, 4.05% due
                              8/01/2024 (i)                                                                        9,100
                     17,500   Kansas State Development Finance Authority, Health Facilities Revenue
                              Bonds (Stormont-Vail), VRDN, Series M, 3.95% due 11/15/2023 (g)(i)                  17,500

Kentucky--            5,100   Ashland, Kentucky, PCR, Refunding (Calgon Carbon Corporation Project),
4.2%                          FLOATS, Series A, 4% due 10/01/2006 (i)                                              5,100
                     22,700   Carroll County, Kentucky, Collateralized Solid Waste Disposal Facilities
                              Revenue Bonds (Kentucky Utilities Company Project), VRDN, AMT, Series A,
                              4% due 11/01/2024 (i)                                                               22,700
                      7,400   Clark County, Kentucky, PCR (East Kentucky Power Natural Rural), Series J-1,
                              3.10% due 10/15/1999                                                                 7,400
                              Daviess County, Kentucky, Solid Waste Disposal Facility Revenue Bonds
                              (Scott Paper Company Project), VRDN, AMT (i):
                     44,100     Series A, 3.90% due 12/01/2023                                                    44,100
                     16,300     Series A, 3.90% due 5/01/2024                                                     16,300
                     26,200     Series B, 3.90% due 12/01/2023                                                    26,200
                     21,700     Series B, 3.90% due 5/01/2024                                                     21,700
                              Kentucky Asset/Liability Commission, General Fund:
                     25,000     Project Notes, Security Series, 3.50% due 11/01/1999 (b)                          25,012
                     75,000     TRAN, Series A, 4.25% due 6/28/2000                                               75,472
                     27,500   Kentucky Association of Counties, Advance Revenue/Cash Flow Borrowing,
                              TRAN, 4% due 6/30/2000                                                              27,609
                     19,920   Kentucky Economic Development Finance Authority, Hospital Facilities
                              Revenue Refunding Bonds (Baptist Healthcare), VRDN, Series C, 3.95%
                              due 8/15/2031 (g)(i)                                                                19,920
                     14,000   Kentucky Economic Development Finance Authority Revenue Bonds (Pooled
                              Hospital Loan Program), VRDN, 3.85% due 8/01/2018 (i)                               14,000
                     38,300   Kentucky State Pollution Abatement and Water Resource Finance Authority
                              Revenue Bonds (Toyota Motors), VRDN, AMT, 5% due 8/13/2006 (i)                      38,300
                     36,000   Ohio County, Kentucky, PCR, Refunding (Big Rivers Electric Corporation),
                              VRDN, 3.80% due 10/01/2015 (a)(i)                                                   36,000

Louisiana--           5,100   Ascension Parish, Louisiana, PCR, Refunding (Shell Oil Company Project),
3.2%                          VRDN, 4% due 9/01/2023 (i)                                                           5,100
                     17,700   Ascension Parish, Louisiana, Revenue Bonds (BASF Corporation Project),
                              VRDN, AMT, 4.10% due 3/01/2025 (i)                                                  17,700
                     31,500   Calcasieu Parish, Louisiana, IDB, Environmental Revenue Refunding Bonds
                              (Citgo Petroleum Corp.), VRDN, AMT, 4.05% due 3/01/2025 (i)                         31,500
                      9,760   Eagle Tax-Exempt Trust, Louisiana, VRDN, Series 94, Class 1803, 3.84% due
                              5/01/2008 (i)                                                                        9,760
                     19,800   East Baton Rouge Parish, Louisiana, PCR, Refunding (Exxon Project), VRDN,
                              3.90% due 11/01/2019 (i)                                                            19,800
                              Louisiana Public Facilities Authority, Hospital Revenue Bonds (Willis-
                              Knighton Medical Center Project), VRDN (a)(i):
                     50,800     4% due 9/01/2025                                                                  50,800
                     30,500     4% due 9/01/2027                                                                  30,500

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Louisiana           $12,800   Louisiana State Offshore Terminal Authority, Deepwater Port Revenue
(concluded)                   Refunding Bonds (First Stage A-Loop Inc.), ACES, 3.75% due
                              9/01/2006 (i)                                                                   $   12,800
                     24,200   Plaquemines Parish, Louisiana, Environmental Revenue Bonds (BP
                              Exploration & Oil), VRDN, AMT, 4% due 10/01/2024 (i)                                24,200
                      4,400   Saint Charles Parish, Louisiana, PCR, Refunding (Shell Oil Company
                              Project), VRDN, 3.75% due 6/01/2005 (i)                                              4,400
                              Saint Charles Parish, Louisiana, PCR, VRDN, AMT (i):
                     24,400     (Shell Oil Company-Norco Project), 4% due 11/01/2021                              24,400
                     21,000     (Shell Oil Company Project), Series A, 4% due 10/01/2022                          21,000
                              Saint James Parish, Louisiana, PCR, Refunding (Texaco Project), CP:
                     24,030     Series A, 3.50% due 1/19/2000                                                     24,030
                     15,000     Series B, 3.50% due 1/19/2000                                                     15,000
                      4,400   South Louisiana Port Commission, Port Revenue Refunding Bonds
                              (Occidental Petroleum), VRDN, 3.80% due 7/01/2018 (i)                                4,400

Maryland--           30,000   Anne Arundel County, Maryland, BAN, CP, Series B, 3.50% due 2/09/2000               30,000
2.0%                 35,700   Baltimore, Maryland, Port Facilities Revenue Bonds (Occidental
                              Petroleum), FLOATS, 3.35% due 10/14/2011 (i)                                        35,700
                     21,585   Maryland State Community Development Administration, Department of
                              Housing and Community Development, Revenue Refunding Bonds
                              (Residential), AMT, Series G, 3.65% due 8/30/2000 (j)                               21,585
                     20,200   Maryland State Health and Higher Educational Facilities Authority
                              Revenue Bonds (University of Maryland Medical System), VRDN, 3.80%
                              due 7/01/2024 (i)                                                                   20,200
                     52,400   Maryland State Health and Higher Educational Facilities Authority,
                              Revenue Refunding Bonds (Pooled Loan Program), VRDN, Series A, 3.75%
                              due 4/01/2035 (i)                                                                   52,400
                     24,000   Montgomery County, Maryland, BAN, CP, 3.30% due 10/07/1999                          24,000

Massachusetts--      20,900   Eagle Tax-Exempt Trust, Massachusetts, GO, VRDN, Series 1993-J, 3.55% due
2.3%                          8/01/2005 (i)                                                                       20,900
                     30,000   Everett, Massachusetts, GO, BAN, 3.25% due 12/17/1999                               30,008
                     37,000   Massachusetts State, GO, Refunding, VRDN, Series B, 3.80% due 8/01/2015 (i)         37,000
                      5,300   Massachusetts State, HFA, S/F Housing Revenue Bonds, AMT, Series B-2,
                              3.05% due 11/15/1999                                                                 5,300
                     11,400   Massachusetts State Health and Educational Facilities Authority Revenue
                              Bonds (Partners Healthcare System), VRDN, Series P-1, 3.70% due
                              7/01/2027 (e)(i)                                                                    11,400
                     42,300   Massachusetts State Health and Educational Facilities Authority, Revenue
                              Refunding Bonds (Harvard University), VRDN, 3.80% due 2/01/2016 (i)                 42,300
                     60,200   Massachusetts State Water Resources Authority, Revenue Refunding Bonds,
                              VRDN, Sub-Series D, 3.70% due 11/01/2026 (c)(i)                                     60,200

Michigan--           17,000   Grand Rapids, Michigan, Water Supply Revenue Refunding Bonds, VRDN, 3.80%
3.3%                          due 1/01/2020 (c)(i)                                                                17,000
                      8,460   Holly, Michigan, Area School District, FLOATS, Series SG-50, 3.86% due
                              5/01/2020 (i)                                                                        8,460
                              Kent Hospital Finance Authority, Michigan, Revenue Refunding Bonds
                              (Spectrum Health), VRDN (g)(i):
                     24,200     Series B, 3.65% due 1/15/2026                                                     24,200
                     26,800     Series C, 3.65% due 1/15/2026                                                     26,800
                              Michigan Municipal Bond Authority Revenue Notes:
                     22,500     Series B-1, 4.25% due 8/25/2000                                                   22,627
                     13,460     Series B-2, 4.25% due 8/25/2000                                                   13,540
                     18,200   Michigan State Hospital Finance Authority Revenue Bonds (Saint Mary
                              Hospital of Livonia), VRDN, Series A, 3.75% due 7/01/2017 (i)                       18,200
                      9,450   Michigan State Strategic Fund Limited Obligation Revenue Bonds, VRDN,
                              Reserve 1, 3.95% due 9/01/2030 (i)                                                   9,450

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Michigan                      Michigan State Strategic Fund Limited Obligation, Revenue Refunding Bonds,
(concluded)                   VRDN (i):
                    $11,600     (Consumers Power Company Project), Series A, 3.95% due 6/15/2010 (a)          $   11,600
                      6,150     (Detroit Edison Company), Series CC, 3.95% due 9/01/2030                           6,150
                     17,300   Monroe County, Michigan, Economic Development Corporation, Limited
                              Obligation Revenue Refunding Bonds (Detroit Edison), VRDN, Series CC,
                              3.95% due 10/01/2024 (i)                                                            17,300
                     16,505   Municipal Securities Trust Certificates, Revenue Refunding Bonds
                              (Michigan State Hospital), VRDN, Series 1997-24, Class A, 3.82% due
                              12/01/2005 (e)(i)                                                                   16,505
                              Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Bonds
                              (William Beaumont Hospital), VRDN (i):
                     14,800     Series J, 3.95% due 1/01/2003                                                     14,800
                     11,900     Series L, 3.95% due 1/01/2027 (g)                                                 11,900
                     43,800   University of Michigan, University Hospital Revenue Bonds, VRDN,
                              Series A, 4% due 12/01/2027 (i)                                                     43,800
                     20,400   University of Michigan, University Hospital Revenue Refunding Bonds,
                              VRDN, Series A, 4% due 12/01/2019 (i)                                               20,400
                     15,800   University of Michigan, University Revenue Bonds (Medical Service Plan),
                              VRDN, Series A, 4% due 12/01/2027 (i)                                               15,800

Minnesota--                   Eagle Tax-Exempt Trust, Minnesota, VRDN (i):
1.4%                 46,825     Series 1993-A, 3.55% due 8/01/2004                                                46,825
                     24,885     Series 1993-G, 3.50% due 8/01/2007                                                24,885
                     24,765   Minnesota School Districts, Tax and Aid Anticipation Borrowing Program
                              Certificates, Aid Anticipation Certificates Indebitures, Series B, 4%
                              due 8/23/2000                                                                       24,866
                     12,250   Minnesota State, GO, 4.50% due 8/01/2000                                            12,347
                     22,000   University of Minnesota Revenue Bonds, GO, VRDN, Series A, 3.80% due
                              1/01/2034 (i)                                                                       22,000

Mississippi--        17,600   Harrison County, Mississippi, PCR, Refunding (E.I. du Pont de Nemours),
0.3%                          VRDN, 4% due 9/01/2010 (i)                                                          17,600
                      7,000   Jackson County, Mississippi, Industrial Sewer Facilities Revenue Bonds
                              (Chevron U.S.A. Inc. Project), VRDN, AMT, 4% due 12/15/2024 (i)                      7,000
                      1,300   Jackson County, Mississippi, PCR, Refunding (Chevron U.S.A. Inc. Project),
                              VRDN, 3.90% due 12/01/2016 (i)                                                       1,300
                      3,000   Mississippi Hospital Equipment and Facilities Authority Revenue Bonds
                              (Mississippi Baptist Medical Center), VRDN, 3.80% due 7/01/2012 (i)                  3,000

Missouri--           30,000   Eagle Tax-Exempt Trust, Missouri, VRDN, Series 1993-E, 3.84% due
0.6%                          8/01/2006 (i)                                                                       30,000
                              Missouri Higher Education Loan Authority, Student Loan Revenue Bonds,
                              VRDN, AMT (i):
                      7,800     Series A, 3.90% due 6/01/2017                                                      7,800
                     11,700     Series B, 3.90% due 6/01/2020                                                     11,700
                      5,000   Missouri State Health and Educational Facilities Authority, Health
                              Facilities Revenue Bonds (Sisters of Mercy Health System), VRDN, Series A,
                              3.75% due 6/01/2019 (i)                                                              5,000

Nebraska--                    NebHelp Inc., Nebraska, Revenue Bonds (Student Loan Program), VRDN (i):
0.1%                  3,550     AMT, Series A, 3.90% due 12/01/2016                                                3,550
                      3,100     Series C, 3.80% due 12/01/2015                                                     3,100

Nevada--1.0%         83,215   Clark County, Nevada, Airport Improvement Revenue Refunding Bonds, VRDN,
                              Series A, 3.65% due 7/01/2012 (g)(i)                                                83,215
                      7,030   Nevada Housing Division Revenue Bonds (Multi-Unit Housing-Mesquite), VRDN,
                              AMT, Series B, 3.90% due 5/01/2028 (i)                                               7,030

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
New                 $ 7,415   New Hampshire State Business Finance Authority, Resource Recovery Revenue
Hampshire--                   Refunding Bonds (Wheelabrator), VRDN, Series A, 3.75% due 1/01/2018 (i)         $    7,415
0.1%                  5,700   New Hampshire State, HFA, M/F Housing Revenue Bonds (P.R.A. Properties-
                              Pheasant Run Project), VRDN, AMT, 3.80% due 5/01/2025 (i)                            5,700

New Jersey--         27,300   Eagle Tax-Exempt Trust, New Jersey, VRDN, Series 96, Class 3001, 3.44%
1.1%                          due 2/15/2007 (i)                                                                   27,300
                     22,500   Essex County, New Jersey, Improvement Authority, BAN, 3.50% due 3/31/2000           22,538
                              New Jersey State, CP, Series 1999A:
                     25,000     3.55% due 2/10/2000                                                               25,000
                     25,000     3.55% due 3/09/2000                                                               25,000

New Mexico--         27,600   Farmington, New Mexico, PCR (Arizona Public Service Company), VRDN, AMT,
0.8%                          Series C, 4% due 9/01/2024 (i)                                                      27,600
                      4,600   Farmington, New Mexico, PCR, Refunding (Arizona Public Service Company),
                              VRDN, Series B, 3.75% due 9/01/2024 (i)                                              4,600
                      8,600   Hurley, New Mexico, PCR (Kennecott Santa Fe), UPDATES, 3.90% due
                              12/01/2015 (i)                                                                       8,600
                     32,200   New Mexico State Hospital Equipment Loan, Council Revenue Refunding Bonds
                              (Catholic Health), VRDN, Series B, 3.85% due 12/01/2022 (i)                         32,200

New York--           10,000   Alexander, New York, Central School District, GO, BAN, 4% due 7/20/2000             10,028
6.6%                  8,000   Central Islip, New York, Unified Free School District, GO, TAN, 4% due
                              6/30/2000                                                                            8,022
                     24,700   Eagle Tax-Exempt Trust, New York State Memorial (Sloan), VRDN, Series 96,
                              Class 3202, 3.70% due 7/01/2023 (i)                                                 24,700
                     79,300   Long Island Power Authority, New York, Electric System Revenue Bonds, VRDN,
                              Sub-Series 2, 3.75% due 5/01/2033 (i)                                               79,300
                     20,000   Long Island Power Authority, New York, Electric System Revenue Refunding
                              Bonds, Series A, 4.50% due 12/01/1999                                               20,041
                     25,000   Monroe County, New York, CP, 3.65% due 11/01/1999                                   25,000
                      3,700   New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Bonds, VRDN, Series C, 3.95% due 6/15/2022 (c)(i)               3,700
                     21,500   New York City, New York, City Municipal Water Finance Authority, Water and
                              Sewer System Revenue Refunding Bonds, MSTR, VRDN, Series SGB-27, 3.83% due
                              6/15/2024 (e)(i)                                                                    21,500
                              New York City, New York, GO, VRDN (i):
                     14,000     Series B, Sub-Series B-2, 3.95% due 8/15/2003 (g)                                 14,000
                      5,000     Series B, Sub-Series B-3, 3.95% due 8/15/2004 (g)                                  5,000
                      1,610     Series B, Sub-Series B-5, 3.95% due 8/15/2022 (g)                                  1,610
                     10,400     Series F-5, 3.65% due 2/15/2016                                                   10,400
                      8,800     Series J, Sub-Series J-3, 3.65% due 2/15/2016                                      8,800
                      3,000     Sub-Series A-7, 4.05% due 8/01/2019                                                3,000
                              New York State Dormitory Authority Revenue Bonds (Memorial Sloan-
                              Kettering), VRDN (i):
                     15,800     3.70% due 7/01/2026                                                               15,800
                     46,650     Series C, 3.70% due 7/01/2019                                                     46,650
                              New York State Dormitory Authority, Revenue Refunding Bonds (New York
                              Public Library), VRDN (g)(i):
                     30,000     Series A, 3.60% due 7/01/2028                                                     30,000
                     16,960     Series B, 3.60% due 7/01/2028                                                     16,960
                              New York State, HFA, Revenue Bonds, VRDN (i):
                     20,290     (Normandie Court-I Project), 3.70% due 5/15/2015                                  20,290
                     12,500     (Tribeca Park Housing ), AMT, Series A, 3.70% due 11/01/2030                      12,500
                              New York State Local Assistance Corporation Revenue Bonds, VRDN (i):
                     47,400     Series A, 3.65% due 4/01/2022                                                     47,400
                     33,500     Series B, 3.65% due 4/01/2023                                                     33,500


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
New York                      New York State Local Government Assistance Corporation, VRDN (i):
(concluded)         $12,900     Series D, 3.65% due 4/01/2025                                                 $   12,900
                     31,480     Series F, 3.65% due 4/01/2025                                                     31,480
                     53,340   New York State Power Authority Revenue and General Purpose Bonds, CP,
                              3.55% due 3/01/2000                                                                 53,340
                      7,000   New York State Thruway Authority, General Revenue Bonds, VRDN, 3.90% due
                              1/01/2024 (c)(i)                                                                     7,000
                              Port Authority of New York and New Jersey, Special Obligation Revenue
                              Refunding Bonds (Versatile Structure Obligation), VRDN (i):
                     14,600     Series 3, 3.90% due 6/01/2020                                                     14,600
                      6,500     Series 5, 3.90% due 8/01/2024                                                      6,500
                     15,000   Rochester, New York, GO, BAN, Series II, 3.10% due 10/28/1999                       15,000
                      9,000   Saint Johnsville, New York, Central School District, GO, BAN, 4% due 7/27/2000       9,026

North                 2,440   Craven County, North Carolina, Industrial Facilities and Pollution Control
Carolina--                    Financing Authority, Resource Revenue Bonds (Craven Wood Energy Project),
0.5%                          VRDN, AMT, Series C, 4.15% due 5/01/2011 (i)                                         2,440
                     16,075   North Carolina Medical Care Commission, Health Care Facilities Revenue
                              Bonds (Cabarrus Memorial Hospital Project), VRDN, 3.80% due 3/01/2012 (i)           16,075
                              North Carolina Medical Care Commission, Hospital Revenue Bonds (i):
                      1,700     (Duke University Hospital Project), VRDN, Series B, 3.65% due 6/01/2015            1,700
                      2,000     (Duke University Hospital Project), VRDN, Series C, 3.65% due 6/01/2015            2,000
                      2,300     (Pooled Financing Project), ACES, Series A, 3.90% due 10/01/2020                   2,300
                      8,700   North Carolina Medical Care Commission Revenue Bonds (Carol Woods Project),
                              VRDN, 4% due 4/01/2021 (i)                                                           8,700
                              Raleigh Durham, North Carolina, Airport Authority, Special Facility
                              Revenue Refunding Bonds (American Airlines Inc.), VRDN (i):
                      8,300     Series A, 3.95% due 11/01/2015                                                     8,300
                      2,000     Series B, 3.95% due 11/01/2015                                                     2,000

North Dakota--       12,700   Grand Forks, North Dakota, Health Care Facilities Revenue Bonds (The United
0.3%                          Hospital Obligation Group), VRDN, Series A, 3.90% due 12/01/2025 (i)                12,700
                     15,000   North Dakota State, HFA, Home Mortgage Revenue Bonds (Housing Finance
                              Program), AMT, Series C, 3.20% due 4/01/2000                                        15,000

Ohio--2.2%           15,000   Avon Lake, Ohio, City School District, BAN, 3.90% due 12/21/1999 (b)                15,011
                     18,300   Cuyahoga County, Ohio, Hospital Revenue Bonds (The Cleveland Clinic), VRDN,
                              Series D, 4% due 1/01/2026 (i)                                                      18,300
                     18,125   Cuyahoga County, Ohio, Hospital Revenue Refunding Bonds, VRDN, Series A,
                              3.80% due 1/01/2016 (a)(i)                                                          18,125
                     22,275   Eagle Tax-Exempt Trust, Ohio State Turnpike, VRDN, Series 98, Class 3503,
                              3.50% due 2/15/2026 (i)                                                             22,275
                     10,500   Eagle Tax-Exempt Trust, Ohio, VRDN, Series 95, Class 3502, 3.84% due
                              7/01/2015 (i)                                                                       10,500
                     17,935   Franklin County, Ohio, Hospital Revenue Refunding and Improvement Bonds
                              (U.S. Health Corporation), VRDN, Series A, 3.80% due 12/01/2021 (i)                 17,935
                     10,000   Hamilton, Ohio, City School District, GO, BAN, 4.20% due 12/22/1999                 10,016
                     46,700   Montgomery County, Ohio, Revenue Refunding Bonds (Miami Valley Hospital),
                              VRDN, Series A, 3.95% due 11/15/2022 (i)                                            46,700
                      1,865   Ohio HFA, M/F Housing Revenue Bonds (Kenwood Congregate-Retire), VRDN,
                              3.35% due 12/01/2015 (i)                                                             1,865
                     12,500   Ohio HFA, Residential Mortgage Revenue Bonds, AMT, Series A-2, 3.05% due
                              3/01/2000 (f)                                                                       12,500
                      8,100   Ohio State Air Quality Development Authority, Revenue Refunding Bonds
                              (Cincinnati Gas and Electric), VRDN, Series B, 3.90% due 9/01/2030 (i)               8,100

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Ohio                $17,900   Ohio State University, General Receipts, Revenue Refunding Bonds, VRDN,
(concluded)                   3.75% due 12/01/2007 (i)                                                        $   17,900
                      4,200   Paudling County, Ohio, Solid Waste Disposal Revenue Bonds (Lafarge
                              Corporation Project), VRDN, AMT, 3.85% due 8/01/2026 (i)                             4,200

Oklahoma--           10,250   Grand River Dam Authority, Oklahoma, Revenue Bonds, FLOATS, Series SG-42,
0.1%                          3.86% due 6/01/2009 (i)                                                             10,250

Oregon--0.2%         10,700   Oregon State Health, Housing, Educational and Cultural Facilities Authority
                              Revenue Bonds (Sacred Heart Medical Center), VRDN, Series A, 3.85% due
                              11/01/2028 (i)                                                                      10,700
                      4,510   Oregon State Housing and Community Services Department, Mortgage Revenue
                              Refunding Bonds, S/F Mortgage Program, Series I, 3.15% due 12/01/1999                4,510

Pennsylvania--       36,700   Allegheny County, Pennsylvania, Higher Education Building Authority,
3.4%                          University Revenue Bonds (Carnegie Mellon University), VRDN, 3.95% due
                              12/01/2033 (i)                                                                      36,700
                              Allegheny County, Pennsylvania, Hospital Development Authority Revenue
                              Bonds (Presbyterian Health Center), VRDN (g)(i):
                      4,800     Series A, 3.85% due 3/01/2020                                                      4,800
                      6,100     Series C, 3.85% due 3/01/2020                                                      6,100
                     23,500   Allegheny County, Pennsylvania, IDA, Revenue Bonds, CP, 3.50% due 10/28/1999        23,500
                     19,000   Berks County, Pennsylvania, IDA, Revenue Bonds (Healthcare-Lutheran
                              Services), VRDN, Series A, 3.80% due 1/01/2028 (a)(i)                               19,000
                      2,500   Butler County, Pennsylvania, IDA, IDR, Refunding (Wetterau Finance Co.
                              Project), VRDN, 3.85% due 12/01/2014 (i)                                             2,500
                     11,100   Delaware County, Pennsylvania, IDA, PCR (BP Oil Inc. Project), UPDATES,
                              4% due 12/01/2009 (i)                                                               11,100
                     15,700   Delaware County, Pennsylvania, IDA, PCR, Refunding (Philadelphia Electric
                              Company), VRDN, Series A, 3.90% due 8/01/2016 (i)                                   15,700
                              Eagle Tax-Exempt Trust, Pennsylvania, GO, VRDN (i):
                     18,735     Series 94, Class 3803, 3.50% due 5/01/2008                                        18,735
                     12,870     Series 96C, Class 4301, 3.84% due 5/01/2015                                       12,870
                     35,000   Emmaus, Pennsylvania, General Authority Revenue Bonds, VRDN, 3.80% due
                              12/01/2028 (e)(i)                                                                   35,000
                     12,000   Lackawanna County, Pennsylvania, GO, MSTR, VRDN, Series SGB-38, 3.88% due
                              9/15/2020 (i)                                                                       12,000
                              Pennsylvania State Higher Education Assistance Agency, Student Loan Revenue
                              Bonds, VRDN, AMT (i):
                     11,200     Series A, 3.90% due 1/01/2018                                                     11,200
                      5,000     Series B, 3.90% due 7/01/2018                                                      5,000
                     18,010   Pennsylvania State Higher Educational Facilities Authority, College and
                              University Revenue Bonds (Temple University), FLOATS, 3.85% due
                              10/01/2009 (b)(i)                                                                   18,010
                      2,300   Pennsylvania State Higher Educational Facilities Authority, Revenue
                              Refunding Bonds (Carnegie Mellon University), VRDN, Series A, 3.90%
                              due 11/01/2025 (i)                                                                   2,300
                     25,000   Philadelphia, Pennsylvania, Gas Works, Revenue Bonds, CP, Series C,
                              3.50% due 1/26/2000                                                                 25,000
                              Philadelphia, Pennsylvania, School District, GO, TRAN:
                     15,000     Series B, 4% due 6/30/2000                                                        15,060
                     16,000     Series C, 4% due 6/30/2000                                                        16,064
                      5,200   Schuylkill County, Pennsylvania, IDA, Resource Recovery Revenue Refunding
                              Bonds (Northeastern Power Company), VRDN, Series A, 3.95% due
                              12/01/2022 (i)                                                                       5,200
                     14,850   York, Pennsylvania, General Authority, Pooled Financing Revenue Bonds,
                              VRDN, Sub Series 96-B, 3.80% due 9/01/2026 (a)(i)                                   14,850

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
South Carolina--              Berkeley County, South Carolina, Exempt Facilities, Industrial Revenue Bonds
2.1%                          (Amoco Chemical Company Project), VRDN, AMT (i):
                   $ 15,300     4% due 4/01/2027                                                              $   15,300
                      5,700     4% due 4/01/2028                                                                   5,700
                      9,350   Berkeley County, South Carolina, Pollution Control Facilities, Revenue
                              Refunding Bonds (Amoco Chemical Company Project), VRDN, 3.90% due 7/01/2012 (i)      9,350
                     17,150   Charleston County, South Carolina, School District, GO, Refunding, 3.50% due
                              2/01/2000                                                                           17,174
                     13,500   Charleston, South Carolina, GO, TAN, 3.50% due 3/15/2000                            13,530
                     14,850   Eagle Tax-Exempt Trust, South Carolina Public Works, VRDN, Series 96A,
                              3.84% due 1/01/2022 (i)                                                             14,850
                              Florence County, South Carolina, Solid Waste Disposal and Wastewater
                              Treatment Revenue Bonds (Roche Carolina Inc. Project), VRDN, AMT (i):
                     35,000     4% due 4/01/2026                                                                  35,000
                     19,200     4% due 4/01/2027                                                                  19,200
                     40,000   Greenville County, South Carolina, School District, GO, BAN, 4% due 5/01/2000       40,147
                              South Carolina Jobs EDA, Economic Development Revenue Bonds, VRDN (i):
                      4,360     (Saint Francis Hospital), 3.90% due 7/01/2022                                      4,360
                      5,400     (Wellman Inc. Project), AMT, 4.15% due 12/01/2010                                  5,400
                     12,095     (Wellman Inc. Project), AMT, 4.15% due 12/01/2012                                 12,095

South Dakota--       13,300   Lawrence County, South Dakota, Solid Waste Disposal Revenue Bonds
0.1%                          (Homestake Mining), VRDN, AMT, Series A, 4.05% due 7/01/2032 (i)                    13,300

Tennessee--                   Clarksville, Tennessee, Public Building Authority Revenue Bonds, Pooled
2.0%                          Financing (Tennessee Municipal Bond Fund), VRDN (i):
                     24,410     3.85% due 11/01/2027                                                              24,410
                     38,500     3.85% due 6/01/2029                                                               38,500
                      9,400   Cleveland, Tennessee, IDB, Revenue Bonds (Newly Weds Project), VRDN, AMT,
                              3.95% due 1/01/2012 (i)                                                              9,400
                      8,100   Loudon, Tennessee, IDB, Revenue Refunding Bonds (A.E. Staley Manufacturing
                              Co. Project), VRDN, 3.85% due 9/01/2001 (i)                                          8,100
                     13,000   Montgomery County, Tennessee, Public Building Authority, Pooled Financing
                              Revenue Bonds (Montgomery County Loan), VRDN, 3.85% due 7/01/2019 (i)               13,000
                     14,955   Morristown, Tennessee, IDB, PCR, Refunding (Akzo Chemicals, Inc. Project),
                              VRDN, 3.85% due 8/01/2001 (i)                                                       14,955
                      8,000   Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement II, VRDN, Series F-3, 3.80% due
                              6/01/2005 (a)(i)                                                                     8,000
                              Sevier County, Tennessee, Public Building Authority Revenue Bonds, Local
                              Government Public Improvement III, VRDN (i):
                     26,500     AMT, Series B-1, 3.85% due 6/01/2021 (a)                                          26,500
                     10,000     Series D-2, 3.80% due 6/01/2017 (a)                                               10,000
                     15,930     Series E-1, 3.80% due 6/01/2025                                                   15,930
                     10,000     Series E-4, 3.80% due 6/01/2025                                                   10,000

Texas--19.9%         10,000   Brazos River Authority, Texas, Harbor Navigational District, Brazoria
                              County Revenue Bonds (BASF Corp.), VRDN, AMT, 4.10% due 4/01/2032 (i)               10,000
                              Brazos River Authority, Texas, PCR, Refunding (Texas Utilities Electric
                              Company), VRDN, AMT (i):
                      8,400     Series A, 4% due 3/01/2026 (a)                                                     8,400
                     15,600     Series A, 4% due 4/01/2030                                                        15,600
                      9,700     Series A, 4.10% due 2/01/2032 (g)                                                  9,700
                     24,005     Series B, 4.10% due 2/01/2032 (g)                                                 24,005
                     15,800     Series C, 4% due 6/01/2030 (a)                                                    15,800
                      8,400     Series C, 4% due 2/01/2032 (g)                                                     8,400

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Texas               $20,100   Coastal Bend Health Facilities Development Corp., Texas, Revenue Bonds
(continued)                   (Incarnate World Health System), UPDATES, Series B, 3.80% due
                              8/15/2028 (a)(i)                                                                $   20,100
                      4,000   Corpus Christi, Texas, Industrial Development Corp, IDR (Dedietrich
                              USA Incorporated Project), VRDN, AMT 3.90% due 11/01/2008 (i)                        4,000
                              Dallas-Fort Worth, Texas, Regional Airport Revenue Bonds, MSTR, VRDN,
                              AMT (g)(i):
                     15,785     Series SGB-46, 3.85% due 11/01/2020                                               15,785
                     25,300     Series SGB-49, 4.05% due 11/01/2023                                               25,300
                      9,495     Series SGB-52, 3.85% due 11/01/2017                                                9,495
                      6,600   Dallas-Fort Worth, Texas, Regional Airport Revenue Refunding Bonds, MSTR,
                              VRDN, Series SGB-5, 3.88% due 11/01/2015 (c)(i)                                      6,600
                      9,900   Eagle Tax-Exempt Trust, Dallas-Fort Worth, Texas, VRDN, Series 96C, Class
                              4301, 3.40% due 11/01/2005 (i)                                                       9,900
                      5,300   Grapevine, Texas, Industrial Development Corporation, Airport Revenue
                              Refunding Bonds (Southern Air Transport), VRDN, 3.90% due 3/01/2010 (i)              5,300
                      7,300   Gulf Coast IDA, Texas, Marine Terminal Revenue Bonds (Amoco Oil Company
                              Project), VRDN, AMT, 4% due 4/01/2028 (i)                                            7,300
                              Gulf Coast IDA, Texas, Solid Waste Disposal Revenue Bonds (Citgo Petroleum
                              Corporation Project), VRDN, AMT (i):
                     25,200     4.05% due 5/01/2026                                                               25,200
                      7,400     4.05% due 4/01/2026                                                                7,400
                     28,500   Gulf Coast Waste Disposal Authority, Texas, Environmental Facilities
                              Revenue Refunding Bonds (Amoco Oil Company Project), VRDN, AMT, 4% due
                              1/01/2026 (i)                                                                       28,500
                              Gulf Coast Waste Disposal Authority, Texas, PCR (Amoco Oil Company Project),
                              VRDN, AMT (i):
                     42,200     4% due 5/01/2023                                                                  42,200
                     36,300     4% due 6/01/2024                                                                  36,300
                              Gulf Coast Waste Disposal Authority, Texas, PCR, Refunding, VRDN (i):
                     10,000     (Amoco Oil Company Project), 3.95% due 10/01/2017                                 10,000
                      9,400     (Exxon Project), 3.90% due 6/01/2020                                               9,400
                     17,710   Harris County, Texas, FLOATS, Series SG-45, 3.86% due 8/15/2016 (i)                 17,710
                     10,000   Harris County, Texas, GO, Refunding, 3% due 10/01/1999 (g)                           9,999
                              Harris County, Texas, GO, Refunding, Toll Road, Sub-Lien, VRDN (i):
                     31,100     Series B, 3.75% due 8/01/2015                                                     31,100
                     20,370     Series D, 3.75% due 8/01/2015                                                     20,370
                      4,900     Series E, 3.75% due 8/01/2015                                                      4,900
                     25,000     Series H, 3.75% due 8/01/2020                                                     25,000
                     98,000   Harris County, Texas, GO, TAN, 4% due 2/29/2000                                     98,208
                              Harris County, Texas, Health Facilities Development Corporation, Hospital
                              Revenue Refunding Bonds (Methodist Hospital), VRDN (i):
                     97,440     3.95% due 12/01/2025                                                              97,440
                     64,340     4% due 12/01/2026                                                                 64,340
                              Harris County, Texas, Health Facilities Development Corporation, Hospital
                              Revenue Refunding Bonds, Series B:
                     37,100     (Memorial Hospital System Project), CP, 3.70% due 3/01/2000                       37,100
                     12,400     (Saint Luke's Episcopal Hospital), VRDN, 3.90% due 2/15/2027 (i)                  12,400
                              Harris County, Texas, Industrial Development Corporation, PCR (Exxon
                              Project), VRDN (i):
                     23,600     3.95% due 3/01/2024                                                               23,600
                      8,100     AMT, 4.05% due 8/15/2027                                                           8,100

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Texas                         Harris County, Texas, Industrial Development Corporation, Solid Waste
(continued)                   Disposal Revenue Bonds, VRDN, AMT (i):
                    $46,100     (Deer Park Limited Partnership), Series A, 4.05% due 2/01/2023                $   46,100
                     18,550     (Exxon Project), 4% due 4/01/2032                                                 18,550
                     43,450   Hockley County, Texas, Industrial Development Corporation, PCR (Amoco
                              Project-Standard Oil Company), CP, 3.60% due 3/01/2000                              43,450
                     12,430   Lower Colorado River Authority, Texas, Revenue Refunding Bonds,
                              Junior Lien, VRDN, Third Supplemental Series, 3.65% due
                              1/01/2013 (g)(i)                                                                    12,430
                     21,100   Lubbock, Texas, Health Facilities Development Corporation, Revenue
                              Refunding Bonds (Saint Joseph Health System), VRDN, 3.95% due 7/01/2013 (i)         21,100
                     17,200   North Central Texas Health Facility Development Corporation Revenue Bonds
                              (Methodist Hospitals Dallas), VRDN, Series B, 4% due 10/01/2015 (g)(i)              17,200
                              North Texas Higher Education Authority Inc., Student Loan Revenue Bonds,
                              VRDN, AMT (a)(i):
                     12,800     Series C, 3.90% due 4/01/2020                                                     12,800
                     13,700     Series F, 3.90% due 4/01/2020                                                     13,700
                              North Texas Higher Education Authority Inc., Student Loan Revenue
                              Refunding Bonds, VRDN, AMT (i):
                     27,900     3.90% due 3/01/2005                                                               27,900
                     26,000     3.85% due 12/01/2032                                                              26,000
                     29,000     Series A, 3.90% due 4/01/2005                                                     29,000
                      5,000     Series A, 3.90% due 4/01/2020 (a)                                                  5,000
                              Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
                              Loan Revenue Bonds, VRDN, AMT, Series A (i):
                      4,700     3.75% due 6/01/2008                                                                4,700
                     13,700     3.75% due 6/01/2025                                                               13,700
                      9,000   Panhandle-Plains, Texas, Higher Education Authority Incorporated, Student
                              Loan Revenue Refunding Bonds, VRDN, AMT, Series A, 3.57% due 6/01/2021 (i)           9,000
                     20,000   Port Arthur, Texas, Navigation District Revenue Bonds (BASF Corporation
                              Project), VRDN, AMT, 4.10% due 4/01/2033 (i)                                        20,000
                     14,400   Port Arthur, Texas, Navigation District Revenue Refunding Bonds (Texaco
                              Inc. Project), VRDN, 3.95% due 10/01/2024 (i)                                       14,400
                     18,800   Port Corpus Christi, Texas, Industrial Development Corporation, Sewer
                              and Solid Waste Revenue Bonds (Citgo Petroleum Corporation Project),
                              VRDN, AMT, 4.05% due 4/01/2026 (i)                                                  18,800
                     20,600   Sabine River Authority, Texas, PCR, Refunding (Texas Utilities Electric
                              Company Project), VRDN, Series A, 4% due 3/01/2026 (a)(i)                           20,600
                     15,900   Sabine River Authority, Texas, PCR (Texas Utilities Electric Company
                              Project), VRDN, AMT, Series B, 4.05% due 3/01/2026 (a)(i)                           15,900
                     11,600   San Antonio, Texas, Higher Education Authority, Revenue Refunding Bonds
                              (Trinity University Project), VRDN, 3.70% due 4/01/2004 (i)                         11,600
                     10,000   San Antonio, Texas, Hotel Occupancy Revenue Bonds, FLOATS, Series SG-51,
                              3.86% due 8/15/2019 (i)                                                             10,000
                     12,500   San Antonio, Texas, Water System, CP, Series 1995, 3.65% due 3/06/2000              12,500
                      2,200   South Texas Higher Education Authority Incorporated Revenue Bonds, VRDN,
                              AMT, 3.80% due 12/01/2027 (g)(i)                                                     2,200
                     16,300   Southwest Texas, Higher Education Authority Incorporated, Revenue
                              Refunding Bonds (Southern Methodist University), VRDN, 3.95% due
                              7/01/2015 (i)                                                                       16,300
                     10,000   Texas State, CP, Series 1993 A, 3.50% due 3/08/2000                                 10,000
                     11,300   Texas State, GO, Series B, 5% due 10/01/1999                                        11,301


CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Texas                         Texas State Public Finance Authority Revenue Bonds, GO, CP, Series A:
(concluded)        $ 11,000     3.45% due 2/17/2000                                                           $   11,000
                     39,800     3.50% due 3/07/2000                                                               39,800
                    383,000   Texas State, TRAN, Series A, 4.50% due 8/31/2000                                   385,736
                     28,400   Texas State, Water Development Board, VRDN, Series A, 4% due 3/01/2015 (i)          28,400
                     21,200   Trinity River Authority, Texas, PCR, Refunding (Utilities Electric
                              Company Project), VRDN, AMT, Series A, 4% due 3/01/2026 (a)(i)                      21,200
                     34,487   University of Texas, University Revenue Bonds, CP, Series A, 3.50%
                              due 2/11/2000                                                                       34,487
                     28,600   West Side Calhoun County, Texas, Development Revenue Bonds (Sohio Chemical
                              Company Project), UPDATES, 4% due 12/01/2015 (i)                                    28,600
                      4,200   West Side Calhoun County, Texas, Navigation District Sewer and Solid Waste
                              District Revenue Bonds (BP Chemicals Inc. Project), VRDN, AMT,  4% due
                              4/01/2031 (i)                                                                        4,200

Utah--3.8%           97,000   Emery County, Utah, PCR, Refunding (Pacificorp Projects), VRDN, 4% due
                              11/01/2024 (a)(i)                                                                   97,000
                              Intermountain Power Agency, Utah, Power Supply Revenue Bonds, CP:
                     25,000     Series B-2, 3.50% due 1/27/2000                                                   25,000
                     15,000     Series B-2, 3.60% due 3/07/2000                                                   15,000
                     12,000     Series B-2, 3.60% due 3/08/2000                                                   12,000
                     25,000     Series B-4, 3.65% due 3/06/2000                                                   25,000
                     10,000   Salt Lake City, Utah, Revenue Bonds, Pooled, VRDN, Class A, 3.75% due
                              1/01/2020 (i)                                                                       10,000
                     15,000   Salt Lake County, Utah, GO, TRAN, 4% due 12/29/1999                                 15,020
                              Salt Lake County, Utah, PCR, Refunding (Service Station Holdings Project),
                              VRDN (i):
                     36,900     3.90% due 2/01/2008                                                               36,900
                     43,115     Series B, 4% due 8/01/2007                                                        43,115
                      6,000   Utah State Board of Regents, Student Loan Revenue Bonds, VRDN, AMT,
                              Series C, 3.90% due 11/01/2013 (a)(i)                                                6,000
                     33,500   Utah State Board of Regents, Student Loan Revenue Refunding Bonds, VRDN,
                              AMT, Series L, 3.90% due 11/01/2025 (a)(i)                                          33,500
                              Utah State, GO, Refunding:
                     11,000     Series A, 3.65% due 7/01/2016                                                     11,000
                     18,000     Series D, 3.80% due 7/01/2016                                                     18,000

Vermont--            25,775   Vermont State Student Assistance Corporation, Student Loan Revenue Bonds,
0.3%                          FLOATS, 3.40% due 1/01/2004 (i)                                                     25,775

Virginia--            8,885   Eagle Tax-Exempt Trust, Virginia, VRDN, Series 95, Class 4602, 3.84% due
1.0%                          1/15/2013 (i)                                                                        8,885
                      7,720   Fairfax County, Virginia, Sewer Revenue Bonds, 7% due 11/15/1999 (a)(h)              7,910
                              Norfolk, Virginia, IDA Revenue Bonds, CP, Series 1990A:
                     30,600     3.50% due 1/28/2000                                                               30,600
                     30,000     3.65% due 3/10/2000                                                               30,000
                     16,000   Rockingham County, Virginia, IDA, PCR (Merck & Co., Inc. Project), FLOATS,
                              Series A, 4% due 10/01/2020 (i)                                                     16,000

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONTINUED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Washington--       $ 17,025   Eagle Tax-Exempt Trust, Washington, GO, VRDN, Series 96C, Class
4.0%                          4704, 3.15% due 4/01/2011 (i)                                                   $   17,025
                     40,200   King County, Washington, Sewer System, CP, Series A, 3.55% due 11/09/1999           40,200
                     30,200   Snohomish County, Washington, Public Utility District Number 001,
                              Electric Revenue Bonds (Generation System), VRDN, 3.65% due 1/01/2025 (g)(i)        30,200
                              Washington State Housing Finance Commission, M/F Housing Revenue Bonds,
                              VRDN, AMT (i):
                      6,400     (Arbors on the Park Project), 3.95% due 10/01/2024                                 6,400
                     10,335     (Courtside Apartments Project), 3.95% due 1/01/2026                               10,335
                      3,880   Washington State Housing Finance Commission Revenue Bonds, S/F Program
                              Notes, AMT, Series 1A-S, 3% due 2/01/2000 (d)                                        3,880
                      6,000   Washington State Housing Finance Commission Revenue Refunding Bonds, S/F
                              Program Notes, Series 1N-S, 2.95% due 2/01/2000 (d)                                  6,000
                              Washington State Public Power Supply Systems, Electric Revenue Refunding
                              Bonds, VRDN (g)(i):
                     25,000     (Project Number 2), Series 2A-1, 3.65% due 7/01/2012                              25,000
                     58,430     (Project Number 2), Series 2A-2, 3.65% due 7/01/2012                              58,430
                    120,000     (Project Number 3), Series 3A, 3% due 10/06/1999                                 120,000
                      9,950   Washington State Public Power Supply Systems Revenue Bonds (Nuclear
                              Project Number 2), FLOATS, Series PMD-3, 3.92% due 7/01/2012 (i)                     9,950
                              Washington State Public Power Supply Systems, Revenue Refunding Bonds
                              (Nuclear Project Number 1), VRDN (i):
                      5,520     Series 1A-1, 3.75% due 7/01/2017                                                   5,520
                     22,750     Series 1A-2, 3.70% due 7/01/2017                                                  22,750
                      8,000   Yakima County, Washington, Public Corporation Revenue Bonds (Macro
                              Plastics Inc. Project), VRDN, AMT, 3.90% due 12/01/2026 (i)                          8,000

West Virginia--      11,220   Hancock County, West Virginia, County Commission, IDR, Refunding
0.3%                          (The Boc Group Inc. Project), VRDN, 3.85% due 8/01/2005 (i)                         11,220
                     13,600   Marshall County, West Virginia, PCR (Mountaineer Carbon Co.), UPDATES, 4%
                              due 12/01/2020 (i)                                                                  13,600

Wisconsin--          14,850   Eagle Tax-Exempt Trust, Wisconsin Ball Park, VRDN, Series 98, Class
1.7%                          4901, 3.50% due 12/15/2026 (i)                                                      14,850
                      1,385   Eagle Tax-Exempt Trust, Wisconsin Housing and Economy, VRDN, Series 94C,
                              Class 4901, 3.84% due 9/01/2015 (i)                                                  1,385
                      5,660   Hartland, Wisconsin, IDR (Commercial Communications Inc. Project), VRDN,
                              AMT, 3.97% due 8/01/2009 (i)                                                         5,660
                     45,000   Milwaukee, Wisconsin, RAN, Series A, 3.50% due 2/24/2000                            45,098
                     19,000   Pleasant Prairie, Wisconsin, Pollution Revenue Refunding Bonds
                              (Wisconsin Electric Power Company), VRDN, Series C, 3.90% due 9/01/2030 (i)         19,000
                      7,500   Racine, Wisconsin, Unified School District, TRAN, 3.75% due 7/06/2000                7,508
                     16,000   Sheboygan, Wisconsin, PCR, Refunding (Wisconsin Power and Light Company
                              Project), VRDN, Series A, 3.95% due 9/01/2015 (i)                                   16,000
                     22,000   Waukesha, Wisconsin, School District, GO, TRAN, 4.10% due 8/22/2000                 22,100
                     10,072   Wisconsin State Department of Transportation, CP, 3.40% due 1/20/2000               10,072
                     14,500   Wisconsin State Health and Educational Facilities Authority Revenue Bonds
                              (Wheaton Franciscan Services), VRDN, 3.77% due 8/15/2016 (i)                        14,500

CMA TAX-EXEMPT FUND
SCHEDULE OF INVESTMENTS AS OF SEPTEMBER 30, 1999 (CONCLUDED)                                           (IN THOUSANDS)
                      Face                                                                                       Value
State                Amount                              Issue                                                 (Note 1a)
Wyoming--           $13,000   Lincoln County, Wyoming, PCR (Exxon Project), DATES, Series A, 3.85% due
1.1%                          11/01/2014 (i)                                                                  $   13,000
                     10,960   Lincoln County, Wyoming, PCR, Refunding (Pacificorp Projects), VRDN,
                              Series A, 4% due 11/01/2024 (a)(i)                                                  10,960
                     17,150   Sublette County, Wyoming, PCR (Exxon Project), DATES, 3.90% due
                              11/01/2014 (i)                                                                      17,150
                              Sweetwater County, Wyoming, PCR, Refunding, VRDN (i):
                     13,900     (Idaho Power Company Project), Series C, 4% due 7/15/2026                         13,900
                     12,000     (Pacificorp Project), 4% due 11/01/2024 (a)                                       12,000
                     18,000     (Pacificorp Project), Series A, 3.65% due 7/01/2015                               18,000
                              Uinta County, Wyoming, PCR, Refunding (Chevron USA Inc. Project),
                              VRDN (i):
                     12,000     3.75% due 8/15/2020                                                               12,000
                        500     3.90% due 12/01/2022                                                                 500

                              Total Investments (Cost--$9,147,265++)--100.1%                                   9,147,265

                              Liabilities in Excess of Other Assets--(0.1%)                                      (11,144)
                                                                                                              ----------
                              Net Assets--100.0%                                                              $9,136,121
                                                                                                              ==========

(a)AMBAC Insured.
(b)Escrowed to maturity.
(c)FGIC Insured.
(d)FNMA/GNMA Collateralized.
(e)FSA Insured.
(f)GNMA Collateralized.
(g)MBIA Insured.
(h)Prerefunded.
(i)The interest rate is subject to change periodically based upon prevailing market rates. The interest rate shown is the rate in effect at September 30, 1999.
(j)FHA Insured.
 ++Cost for Federal income tax purposes.

   See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENT OF ASSETS AND LIABILITIES AS OF SEPTEMBER 30, 1999
Assets:
Investments, at value (identified cost--$9,147,265,396)(Note 1a)                                         $ 9,147,265,396
Cash                                                                                                              60,100
Interest receivables                                                                                          47,794,868
Prepaid registration fees and other assets (Note 1d)                                                             231,824
                                                                                                         ---------------
Total assets                                                                                               9,195,352,188
                                                                                                         ---------------

Liabilities:
Payables:
 Securities purchased                                                                 $    54,936,928
 Distributor (Note 2)                                                                       2,315,997
 Investment adviser (Note 2)                                                                  582,342
 Beneficial interest redeemed                                                                   1,365         57,836,632
                                                                                      ---------------
Accrued expenses and other liabilities                                                                         1,394,057
                                                                                                         ---------------
Total liabilities                                                                                             59,230,689
                                                                                                         ---------------

Net Assets                                                                                               $ 9,136,121,499
                                                                                                         ===============

Net Assets Consist of:
Shares of beneficial interest, $.10 par value, unlimited number of shares
authorized                                                                                               $   913,783,966
Paid-in capital in excess of par                                                                           8,223,090,918
Accumulated realized capital losses--net (Note 4)                                                               (753,385)
                                                                                                         ---------------

Net Assets--Equivalent to $1.00 per share based on 9,137,839,657 shares of
beneficial interest outstanding                                                                          $ 9,136,121,499
                                                                                                         ===============

See Notes to Financial Statements.

CMA TAX-EXEMPT FUND
STATEMENT OF OPERATIONS FOR THE SIX MONTHS ENDED SEPTEMBER 30, 1999
Investment Income (Note 1c):
Interest and amortization of premium and discount earned                                                 $   154,406,035
Expenses:

Investment advisory fees (Note 2)                                                     $    18,302,059
Distribution fees (Note 2)                                                                  5,875,573
Transfer agent fees (Note 2)                                                                  707,016
Registration fees (Note 1d)                                                                   386,241
Accounting services (Note 2)                                                                  235,763
Custodian fees                                                                                137,645
Printing and shareholder reports                                                               59,371
Professional fees                                                                              44,846
Pricing fees                                                                                   30,482
Trustees' fees and expenses                                                                    23,844
Other                                                                                          49,407
                                                                                      ---------------
Total expenses                                                                                                25,852,247
                                                                                                         ---------------
Investment income--net                                                                                       128,553,788

Realized Loss on Investments--Net (Note 1c)                                                                     (176,338)
                                                                                                         ---------------
Net Increase in Net Assets Resulting from Operations                                                     $   128,377,450
                                                                                                         ===============

See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
STATEMENTS OF CHANGES IN NET ASSETS
                                                                                      For the Six           For the
                                                                                      Months Ended         Year Ended
                                                                                   September 30, 1999    March 31, 1999
Increase (Decrease) in Net Assets:
Operations:
Investment income--net                                                                $   128,553,788    $   263,902,068
Realized gain (loss) on investments--net                                                     (176,338)           323,017
                                                                                      ---------------    ---------------
Net increase in net assets resulting from operations                                      128,377,450        264,225,085
                                                                                      ---------------    ---------------

Dividends to Shareholders (Note 1e):
Investment income--net                                                                   (128,553,788)      (263,902,068)
                                                                                      ---------------    ---------------
Net decrease in net assets resulting from dividends to shareholders                      (128,553,788)      (263,902,068)
                                                                                      ---------------    ---------------

Beneficial Interest Transactions (Note 3):
Net proceeds from sale of shares                                                       16,086,013,149     33,522,924,440
Net asset value of shares issued to shareholders in reinvestment of
dividends (Note 1e)                                                                       128,557,383        263,901,186
                                                                                      ---------------    ---------------
                                                                                       16,214,570,532     33,786,825,626
Cost of shares redeemed                                                               (16,808,404,151)   (33,413,722,416)
                                                                                      ---------------    ---------------
Net increase (decrease) in net assets derived from beneficial interest
transactions                                                                             (593,833,619)       373,103,210
                                                                                      ---------------    ---------------

Net Assets:
Total increase (decrease) in net assets                                                 (594,009,957)        373,426,227
Beginning of period                                                                     9,730,131,456      9,356,705,229
                                                                                      ---------------    ---------------
End of period                                                                         $ 9,136,121,499    $ 9,730,131,456
                                                                                      ===============    ===============

See Notes to Financial Statements.



CMA TAX-EXEMPT FUND
FINANCIAL HIGHLIGHTS
The following per share data and ratios have been derived  For the Six
from information provided in the financial statements.     Months Ended
                                                           September 30,          For the Year Ended March 31,
Increase (Decrease) in Net Asset Value:                         1999        1999        1998         1997        1996
Per Share Operating Performance:
Net asset value, beginning of period                         $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ----------  ----------  ----------  ----------   ----------
Investment income--net                                              .01         .03         .03         .03          .03
Realized gain (loss) on investments--net                             --++        --++        --++        --++         --++
                                                             ----------  ----------  ----------  ----------   ----------
Total from investment operations                                    .01         .03         .03         .03          .03
                                                             ----------  ----------  ----------  ----------   ----------
Less dividends from investment income--net                         (.01)       (.03)       (.03)       (.03)        (.03)
                                                             ----------  ----------  ----------  ----------   ----------
Net asset value, end of period                               $     1.00  $     1.00  $     1.00  $     1.00   $     1.00
                                                             ==========  ==========  ==========  ==========   ==========
Total Investment Return                                           2.71%*      2.87%       3.16%       3.00%        3.31%
                                                             ==========  ==========  ==========  ==========   ==========
Ratios to Average Net Assets:
Expenses                                                           .54%*       .55%        .55%        .55%         .55%
                                                             ==========  ==========  ==========  ==========   ==========
Investment income--net                                            2.70%*      2.83%       3.11%       2.94%        3.26%
                                                             ==========  ==========  ==========  ==========   ==========
Supplemental Data:
Net assets, end of period (in thousands)                     $9,136,121  $9,730,131  $9,356,705  $8,347,278   $8,164,160
                                                             ==========  ==========  ==========  ==========   ==========


 *Annualized.
++Amount is less than $.01 per share.

  See Notes to Financial Statements.


CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS

1. Significant Accounting Policies:
CMA Tax-Exempt Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no-load, diversified, open-end management investment company. The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Investments are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate demand instrument is deemed to be the next coupon date on which the interest rate is to be adjusted. In the case of a floating rate instrument, the remaining maturity is the demand notice payment period.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Interest income (including amortization of premium and discount) is recognized on the accrual basis. Realized gains and losses on security transactions are determined on the identified cost basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and back-up withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income, excluding discounts earned other than original issue discounts. Net realized capital gains, if any, are normally distributed annually after deducting prior years' loss carryforward. The Fund may distribute capital gains more frequently than annually in order to maintain the Fund's net asset value at $1.00 per share.

2. Investment Advisory Agreement and
Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is
Princeton Services, Inc. ("PSI"), an indirect wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at the following annual rates: .50% of the Fund's average daily net assets not exceeding $500 million;
 .425% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .375% of the average daily net assets in excess of $1 billion.


CMA TAX-EXEMPT FUND
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

Pursuant to the Distribution and Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S") receives a distribution fee from the Fund at the end of each month at the annual rate of .125% of the average daily net assets of the Fund. The distribution fee is to compensate MLPF&S financial consultants and other directly involved branch office personnel for selling shares of the Fund and for providing direct personal services to shareholders. The distribution fee is not compensation for the administrative and operational services rendered to the Fund by MLPF&S in processing share orders and administering shareholder accounts.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Accounting services are provided to the Fund by FAM at cost.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3. Shares of Beneficial Interest:
The number of shares purchased, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets for net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.

4. Capital Loss Carryforward:
At March 31, 1999, the Fund had a net capital loss carryforward of approximately $629,000, all of which expires in 2003. This amount will be available to offset like amounts of any future taxable gains.


CMA TAX-EXEMPT FUND
OFFICERS AND TRUSTEES

Terry K. Glenn--President and Trustee
Ronald W. Forbes--Trustee
Cynthia A. Montgomery--Trustee
Charles C. Reilly--Trustee
Kevin A. Ryan--Trustee
Richard R. West--Trustee
Arthur Zeikel--Trustee
Vincent R. Giordano--Senior Vice President
Peter J. Hayes--Vice President
Kenneth A. Jacob--Vice President
Helen Marie Sheehan--Vice President
Donald C. Burke--Vice President and Treasurer
Ira P. Shapiro--Secretary

Custodian
State Street Bank and Trust Company
P.O. Box 1713
Boston, MA 02101

Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 221-7210*

[FN]
*For inquiries regarding your CMA account, call (800) CMA-INFO
 [(800) 262-4636].